UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-8576

American High-Income Municipal Bond Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[Logo - American Funds®]

The right choice for the long term®

American High-Income Municipal Bond Fund

[cover:  photo of three doctors standing in an enclosed walkway - building window lights shining in the background]

Semi-annual report for the six months ended January 31, 2006

American High-Income Municipal Bond Fund® seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2005 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	+0.79%	+5.01%	+5.13%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

The fund’s 30-day yield for Class A shares as of February 28, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.92%, which reflects a fee waiver (3.89% without the fee waiver). (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 6.03%, which reflects the fee waiver — 5.98% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 4.24% (4.21% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal.

[photo of three doctors standing in an enclosed walkway - building window lights shining in the background]

Fellow shareholders:

Bond market returns were modest in the first half of the fund’s current fiscal year. For the six months ended January 31, 2006, American High-Income Municipal Bond Fund produced a total return of 1.9%. The fund’s return was essentially the same as the Lipper High Yield Municipal Debt Funds Average (up 1.8%), and exceeded its market reference, the unmanaged Lehman Brothers Municipal Bond Index, which returned 1.3%. The Lehman index measures the investment-grade municipal market, and its return does not include expenses. Returns for longer time periods are shown in the table below.

During this period, shareholders received dividends totaling 33.8 cents a share. Those who reinvested these dividends realized an income return of 2.19% (4.38% annualized), which is equivalent to a taxable income return of 3.37% (6.74% annualized) for investors in the 35% federal income tax bracket. Shareholders who took dividends in cash received an income return of 2.17%, while the value of their shares dipped slightly. Taxable equivalent yields can be found in the table at the bottom of page 4.

[Begin Sidebar]
Results at a glance
Annualized total returns for periods ended January 31, 2006, with dividends reinvested

	1 year	5 years	10 years	Lifetime[1]
American High-Income
Municipal Bond Fund	4.35%	5.76%	5.56%	6.51%
Lehman Brothers
Municipal Bond Index[2]	2.83	5.44	5.66	6.41
Lipper High Yield Municipal
Debt Funds Average	5.38	6.01	4.99	5.68

1 Since 9/26/94 for the fund; since 9/30/94 for the index and Lipper average.
2 The index is unmanaged and does not reflect sales charges, commissions or expenses, and holds bonds with a longer average maturity than the fund.
[End Sidebar]

Bond market overview

Bond market results were broadly shaped by rising short-term rates and steadfast long-term rates during the six-month period. In the municipal market, strong investor demand greeted a record new issuance, while an appetite for yield favored lower quality bonds.

Since June 2004, the Federal Reserve has steadily raised its target lending rate in an effort to remove accommodative monetary conditions. At each regular Fed meeting, rates have been raised a quarter point, and this fiscal period held no exceptions. There have been 14 increases since June 2004, bringing the federal funds rate to 4.5% by the close of this period.

These Fed increases have led to higher short-term bond yields but have had little effect, until recently, on long-term bonds. The Treasury market has reflected the differing behavior of short- and long-term bonds with a gradual flattening, and then an inversion, of the Treasury yield curve. Consequently, there was little difference in yield between two-year and 10-year Treasuries by the end of the period. In the municipal market, however, the yield curve flattened somewhat, but still retained an upward slope, with long-term bonds yielding more than short-term bonds. Overall, long-term municipals fared better than did comparable short-term debt, which was negatively affected by rising short-term rates.

High-yield municipal debt produced better returns, in general, than did high-quality municipals. Much of this strength owed to a strong demand for yield — particularly among non-traditional municipal investors, such as hedge funds, which found the risk characteristics of the municipal market more appealing than those in the taxable bond market.

How the fund responded

Since our last report, holdings of bonds rated below investment grade (high yield), while still historically very low, have increased to 33.7% of the portfolio from 29.9%. The relative strength of high-yield municipal bonds led to better results for the fund in the last six months. Among the areas that did well were investments in tobacco settlement bonds, select airline debt, hospital obligations and pollution control bonds of various corporate issuers.

For some time now, the portfolio counselors of American High-Income Municipal Bond Fund have been implementing a conservative investment strategy aimed at preserving principal in the event of adverse market conditions. While the portfolio counselors remain optimistic on the long-term prospects for high-yield municipal debt, they have lingering concerns regarding near-term trends. Among these is the steady rise in short-term interest rates, which threatens to undercut the value of existing bonds. Consequently, we remain defensive in our investment approach, opting to forgo a bit of yield in return for a bit more protection.

The strength of the high-yield sector during the past year, while extraordinary, also invites some caution. The sector’s recent gains could mask the underlying volatility of some high-yield issues. Moreover, at current market prices, portfolio counselors wonder whether bondholders are being sufficiently compensated for the risks they are asked to assume. This concern warrants continued prudence in bond selection.

Managing risk with research

Our conservative approach is well served by the stringent research that governs our investment process. Each bond that goes into the portfolio is first carefully evaluated, with an eye toward its long-term return potential. Thereafter, each holding is regularly monitored for its contributions to income and principal preservation.

We believe that this conscientious approach best serves the long-term investment goals of our shareholders. Years of investment experience have taught us that avoiding losses in difficult markets can be more important to long-term success than racking up big gains when markets are hot. To this end, American High-Income Municipal Bond Fund has served shareholders well over its 11-year lifetime, paying close attention to market and individual bond risks, all the while providing a high level of tax-free income.

We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman

/s/ Mark R. Macdonald

Mark R. Macdonald
President
March 16, 2006

For current information about the fund, visit americanfunds.com.

Other share class results unaudited

Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
December 31, 2005 (the most recent calendar quarter):	1 year	5 years	of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	-1.03%	+4.75%	+5.30%
Not reflecting CDSC	+3.97%	+5.08%	+5.43%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+2.85%	—	+4.74%
Not reflecting CDSC	+3.85%	—	+4.74%

Class F shares* — first sold 3/19/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+4.63%	—	+5.47%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

*These shares are sold without any initial or contingent deferred sales charge.

Tax-free yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,1 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.15% tax-free distribution rate as of January 31, 2006.

			The fund’s distribution
If your taxable income is…		…then your federal	rate[2] equals a
Single	Joint	tax rate[1] is…	taxable rate of…

$0 - 7,300	$0 - 14,600	10.0%	4.61%
7,301 - 29,700	14,601 - 59,400	15.0	4.88
29,701 - 71,950	59,401 - 119,950	25.0	5.53
71,951 - 150,150	119,951 - 182,800	28.0	5.76
150,151 - 326,450	182,801 - 326,450	33.0	6.19
Over 326,450	Over 326,450	35.0	6.38

1 Based on 2005 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
2 Distribution rate based on the average offering price for the month of January.

Summary investment portfolio, January 31, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Quality ratings*

Aaa/AAA	15.8%
Aa/AA	9.4
A/A	13.5
Baa/BBB	23.2
Ba/BB	23.4
B	9.3
Caa/CCC or less	1.0
Short-term securities & other assets less liabilities	4.4

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.
[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 95.63%	(000)	(000)	assets

Alabama - 0.56%
Other securities		$9,883.56

Alaska - 1.13%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	$7,625	7,773.44
Other securities		12,218.69
		19,991	1.13

California - 11.21%
G.O. Ref. Bonds 5.00% 2015	8,000	8,636.49
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	7,000	7,134.40
Pollution Control Fncg. Auth., AMT:
Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project) 5.00%-5.125% 2027-2038	7,000	7,130
Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)	1,000	1,025.46
Other securities		174,349	9.86
		198,274	11.21

Colorado - 3.83%
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	9,350.53
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.):
Series 2005, 5.00% 2035	11,000	10,823.61
5.00%-6.125% 2014-2033	7,050	7,301.41
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	7,470	7,837.45
Other securities		32,317	1.83
		67,628	3.83

Connecticut - 2.26%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (1)	6,590	6,811.39
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds:
Series 2001, 6.00% 2016	6,100	6,555
5.25%-6.25% 2013-2033	11,680	12,173	1.06
Other securities		14,379.81
		39,918	2.26

District of Columbia - 0.50%
Other securities		8,852.50

Florida - 12.93%
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,901.45
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program - Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	5,400	5,972.34
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)	2,000	1,988.11
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-A, 5.50% 2036	6,000	6,078.34
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	8,000	8,166.46
Other securities		198,473	11.23
		228,578	12.93

Georgia - 1.14%
Other securities		20,149	1.14

Idaho - 1.27%
Housing and Fin. Association, Single-family Mortgage Bonds 4.50%-5.75% 2010-2026	22,110	22,417	1.27

Illinois - 6.28%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 1997, AMT, 5.05% 2010	5,035	5,206.29
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030	6,000	6,528.37
Fin. Auth.:
Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005, AMT, 5.05% 2029	2,000	1,981.11
Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	9,028.51
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033	5,700	6,195.35
Other securities		82,182	4.65
		111,120	6.28

Indiana - 1.95%
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	11,000	11,503.65
Other securities		23,027	1.30
		34,530	1.95

Iowa - 1.41%
Higher Education Loan Auth., Private College Fac. Rev. Bonds:
(Waldorf College Project) 7.375% 2019	9,585	9,724.55
(Wartburg College Project), Series 2005-B, 5.55% 2037	9,870	9,783.55
Other securities		5,495.31
		25,002	1.41

Kansas - 0.71%
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), 2nd Lien Series 2005, 4.75% 2016	11,250	11,502.65
Other securities		1,078.06
		12,580.71

Kentucky - 1.10%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	6,982.39
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp. Project - Temple-Inland Inc.), Series 1992, AMT, 6.90% 2022	7,000	7,735.44
Other securities		4,710.27
		19,427	1.10

Louisiana - 1.85%
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project), Series 2003, AMT, 7.45% 2024	6,000	6,618.38
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,125	16,506.93
Other securities		9,563.54
		32,687	1.85

Maryland - 1.62%
Other securities		28,684	1.62

Massachusetts - 1.11%
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998-A, AMT, 5.30% 2009	6,300	6,429.37
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project), Series 1999-B, AMT, 6.90% 2029 (put 2009)	1,000	1,089.06
Other securities		12,068.68
		19,586	1.11

Michigan - 3.95%
Econ. Dev. Corp. of the County of Midland, Pollution Control Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009	16,865	16,627.94
Strategic Fund:
Limited Obligation Rev. Bonds (United Waste Systems, Inc. Project), Series 1995, 5.20% 2010	4,250	4,425
Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)	1,000	991.31
Other securities		47,732	2.70
		69,775	3.95

Nevada - 3.40%
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019	10,835	11,666.66
Other securities		48,368	2.74
		60,034	3.40

New Jersey - 3.81%
Certs. of Part., Series 2004-A:
5.00% 2013	7,000	7,442
5.00% 2014	5,500	5,866.75
Econ. Dev. Auth.:
Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,999.34
Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030	9,000	10,140.58
Other securities		37,880	2.14
		67,327	3.81

New Mexico - 0.57%
Other securities		10,018.57

New York - 8.62%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B:
5.25% 2023 (put 2012)	13,500	14,550
6.00% 2029 (put 2012)	4,000	4,487	1.08
City of New York, G.O. Bonds:
4.50%-5.50% 2009-2021	27,205	28,869
Fiscal 2004 Series G, 5.00% 2014	7,500	8,026	2.09
New York City Industrial Dev. Agcy.:
Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A:
6.25% 2015	13,000	13,573
6.50% 2035	8,500	8,952	1.27
Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT:
7.625% 2025	3,000	3,102
8.00% 2028	7,000	7,441.59
Other securities		63,491	3.59
		152,491	8.62

North Carolina - 1.27%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds 5.125%-7.25% 2007-2026	18,700	19,996	1.13
Other securities		2,451.14
		22,447	1.27

Ohio - 1.18%
Other securities		20,874	1.18

Oklahoma - 0.51%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project), Series 2000-A, 7.75% 2030	6,050	6,225.35
Other securities		2,782.16
		9,007.51

Pennsylvania - 1.48%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 5.10% 2027	1,500	1,506.09
Other securities		24,626	1.39
		26,132	1.48

Puerto Rico - 0.70%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	8,000	8,708.49
Other securities		3,684.21
		12,392.70

South Carolina - 1.49%
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,148.35
Other securities		20,244	1.14
		26,392	1.49

Tennessee - 2.03%
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	11,000	11,340.64
Other securities		24,552	1.39
		35,892	2.03

Texas - 6.72%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,316.13
Brazos River Auth., Pollution Control Rev. Ref. Bonds, AMT:
(TXU Electric Co. Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)	9,745	10,320
(TXU Energy Co. LLC Project), Series 2003-A, AMT, 6.75% 2038 (put 2013)	1,000	1,127.65
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	7,500	7,713.44
Dallas-Fort Worth International Airport Fac. Improvement Corporation, (American Airlines, Inc.) Rev. Ref. Bonds, Series 2000-A, AMT, 9.125% 2029	5,000	5,047.28
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	5,100	5,804.33
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project):
Series 2001-A, 5.50% 2022 (put 2011)	2,645	2,826
Series 2001-B, AMT, 5.75% 2030 (put 2011)	5,675	6,010.50
Other securities		77,586	4.39
		118,749	6.72

Utah - 1.30%
Housing Fin. Agcy., Single-family Mortgage Bonds 4.625%-5.60% 2010-2027	20,065	20,266	1.15
Other securities		2,635.15
		22,901	1.30

Virginia - 1.59%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,099.06
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	7,755	8,522.48
Other securities		18,563	1.05
		28,184	1.59

Washington - 1.01%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	6,035	6,522.37
Other securities		11,298.64
		17,820	1.01

Wisconsin - 1.36%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	12,650	13,410.76
Other securities		10,717.60
		24,127	1.36

Other states & U.S. territories- 2.91%
State of Maine, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	3,000	2,947.17
State of South Dakota, Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	7,500	7,818.44
Other securities		40,625	2.30
		51,390	2.91

Multi-state- 0.87%
Other securities		15,441.87

Total bonds & notes (cost: $1,641,738,000)		1,690,699	95.63

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 3.13%	(000)	(000)	assets

Alabama Industrial Dev. Board of the City of Decatur, Solid Waste Disposal Rev. Bonds (Amoco Chemical Company Project), Series 1995, 3.16% 2025 (2)	$1,800	$1,800
Will County, Illinois, Exempt Fac. Industrial Rev. Bonds (BP Amoco Chemical Co. Project), Series 2003, AMT, 3.16% 2033 (2)	1,000	1,000
State of Louisiana, Parish of Plaquemines, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1994, AMT, 3.16% 2024 (2)	800	800
State of Ohio, Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1999, AMT, 3.16% 2034 (2)	1,200	1,200.27
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2006-A, 4.00% 6/23/2006	17,000	17,048.96
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006	15,000	15,048.85
Berkeley County, South Carolina, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project), Series 1997, AMT, 3.16% 2027 (2)	1,350	1,350
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Bonds (Amoco Oil Co. Project), Series 1993, AMT, 3.16% 2023 (2)	700	700.12
Other securities		16,465.93

Total short-term securities (cost: $55,490,000)		55,411	3.13

Total investment securities (cost: $1,697,228,000)		1,746,110	98.76
Other assets less liabilities		21,911	1.24

Net assets		$1,768,021	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $37,316,000, which represented 2.11% of the net assets of the fund.

(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $1,697,228)		1,746,110
Cash		200
Receivables for:
Sales of investments	$2,194
Sales of fund's shares	6,482
Interest	23,904	32,580
		1,778,890
Liabilities:
Payables for:
Purchases of investments	5,586
Repurchases of fund's shares	1,948
Dividends on fund's shares	1,798
Investment advisory services	454
Services provided by affiliates	998
Deferred directors' compensation	75
Other fees and expenses	10	10,869
Net Assets at January 31, 2006		$1,768,021

Net assets consist of:
Capital paid in on shares of capital stock		$1,744,693
Undistributed net investment income		1,987
Accumulated net realized loss		(27,541)
Net unrealized appreciation		48,882
Net Assets at January 31, 2006		$1,768,021

Total authorized capital stock - 200,000 shares, $.001 par value (113,616 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share (1)

Class A	$1,485,725	95,475	$15.56
Class B	66,211	4,255	15.56
Class C	93,668	6,019	15.56
Class F	101,411	6,517	15.56
Class R-5	21,006	1,350	15.56
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.17.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2006	(dollars in thousands)

Investment income:
Income:
Interest		$42,786

Fees and expenses:(1)
Investment advisory services	2,888
Distribution services	3,064
Transfer agent services	222
Administrative services	95
Reports to shareholders	17
Registration statement and prospectus	121
Postage, stationery and supplies	26
Directors' compensation	21
Auditing and legal	18
Custodian	4
Federal and state income taxes	204
Other state and local taxes	1
Other	70
Total fees and expenses before waiver	6,751
Less waiver of fees and expenses:
Investment advisory services	289
Total fees and expenses after waiver		6,462
Net investment income		36,324

Net realized gain and unrealized
depreciation on investments:
Net realized gain on investments:		418
Net unrealized depreciation on investments		(5,597)
Net realized gain and unrealized
depreciation on investments		(5,179)
Net increase in net assets resulting
from operations		$31,145

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended January 31,	July 31,
	2006*	2005
Operations:
Net investment income	$36,324	$63,691
Net realized gain on investments	418	1,332
Net unrealized depreciation on investments	(5,597)	32,605
Net increase in net assets
resulting from operations	31,145	97,628

Dividends paid or accrued to shareholders
from net investment income	(36,247)	(62,955)

Capital share transactions	139,874	287,243

Total increase in net assets	134,772	321,916

Net assets:
Beginning of period	1,633,249	1,311,333
End of period (including undistributed net investment
income: $1,987 and $1,910, respectively)	$1,768,021	$1,633,249

*Unaudited.

See Notes to Financial Statements

Notes to financial statements    unaudited

1.	Organization and significant accounting policies

Organization - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of January 31, 2006, the cost of investment securities for federal income tax purposes was $1,694,716,000.

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income	$1,852
Accumulated short-term capital losses	<28,330>
Undistributed long-term capital gains	822
Gross unrealized appreciation on investment securities	65,291
Gross unrealized depreciation on investment securities	<13,897>
Net unrealized appreciation on investment securities	51,394

Accumulated short-term capital loss deferrals on the previous page include loss carryforwards of $385,000, $6,123,000, $402,000, $17,397,000 and $3,652,000 expiring in 2008, 2009, 2011, 2012 and 2013, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended January 31, 2006, the fund realized, on a tax basis, a net capital gain of $451,000.

Tax-exempt income distributions paid to shareholders were as follows (dollars in thousands):

Share class	Six months ended January 31, 2006	Year ended July 31, 2005
Class A	$30,877	$53,815
Class B	1,202	2,312
Class C	1,639	2,853
Class F	2,034	2,751
Class R-5	495	1,224
Total	$36,247	$62,955

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended January 31, 2006, total investment advisory services fees waived by CRMC were $289,000. As a result, the fee shown on the accompanying financial statements of $2,888,000, which was equivalent to an annualized rate of 0.338%, was reduced to $2,599,000, or 0.304% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months, but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$2,152	$209	Not applicable	Not applicable
Class B	331	13	Not applicable	Not applicable
Class C	462	Included in administrative services	$33	$4
Class F	119		39	7
Class R-5	Not applicable		11	1
Total	$3,064	$222	$83	$12

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1994, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $21,000, shown on the accompanying financial statements, includes $17,000 in current fees (either paid in cash or deferred) and a net increase of $4,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2006
Class A	$206,787	13,289	$22,706	1,459	$(109,343)	(7,033)	$120,150	7,715
Class B	4,525	291	842	54	(4,588)	(295)	779	50
Class C	14,754	948	1,244	80	(11,949)	(769)	4,049	259
Class F	25,941	1,668	1,489	96	(11,447)	(736)	15,983	1,028
Class R-5	2,455	158	147	9	(3,689)	(237)	(1,087)	(70)
Total net increase
(decrease)	$254,462	16,354	$26,428	1,698	$(141,016)	(9,070)	$139,874	8,982

Year ended July 31, 2005
Class A	$378,876	24,419	$38,248	2,464	$(184,249)	(11,874)	$232,875	15,009
Class B	10,616	685	1,590	102	(8,163)	(526)	4,043	261
Class C	33,947	2,188	2,009	129	(17,821)	(1,148)	18,135	1,169
Class F	51,089	3,291	1,993	128	(14,993)	(967)	38,089	2,452
Class R-5	9,958	642	558	36	(16,415)	(1,060)	(5,899)	(382)
Total net increase
(decrease)	$484,486	31,225	$44,398	2,859	$(241,641)	(15,575)	$287,243	18,509

(1) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $272,199,000 and $114,698,000, respectively, during the six months ended January 31, 2006.

Financial highlights(1)

			Income from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized) and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 1/31/2006	(5)	$15.61	$.34	$(.05)	$.29	$(.34)	$15.56	1.87%	$1,486.72%			(6)	.69%	(6)	4.34%	(6)
Year ended 7/31/2005		15.23	.68	.37	1.05	(.67)	15.61	7.03	1,370.71				.69		4.39
Year ended 7/31/2004		14.98	.71	.24	.95	(.70)	15.23	6.45	1,108.74				.74		4.67
Year ended 7/31/2003		15.28	.77	(.31)	.46	(.76)	14.98	3.06	955.77				.77		5.08
Year ended 7/31/2002		15.35	.84	(.08)	.76	(.83)	15.28	5.10	823.77				.77		5.43
Year ended 7/31/2001		14.87	.83	.48	1.31	(.83)	15.35	9.14	650.80				.80		5.50
Class B:
Six months ended 1/31/2006	(5)	15.61	.28	(.05)	.23	(.28)	15.56	1.51	66		1.43	(6)	1.39	(6)	3.62	(6)
Year ended 7/31/2005		15.23	.58	.37	.95	(.57)	15.61	6.30	65		1.42		1.40		3.69
Year ended 7/31/2004		14.98	.61	.24	.85	(.60)	15.23	5.71	60		1.45		1.45		3.96
Year ended 7/31/2003		15.28	.66	(.31)	.35	(.65)	14.98	2.34	52		1.47		1.47		4.34
Year ended 7/31/2002		15.35	.73	(.08)	.65	(.72)	15.28	4.37	31		1.47		1.47		4.68
Year ended 7/31/2001		14.87	.71	.50	1.21	(.73)	15.35	8.45	11		1.48		1.48		4.72
Class C:
Six months ended 1/31/2006	(5)	15.61	.28	(.05)	.23	(.28)	15.56	1.46	94		1.46	(6)	1.43	(6)	3.57	(6)
Year ended 7/31/2005		15.23	.56	.37	.93	(.55)	15.61	6.17	90		1.54		1.52		3.55
Year ended 7/31/2004		14.98	.59	.24	.83	(.58)	15.23	5.59	70		1.57		1.57		3.83
Year ended 7/31/2003		15.28	.64	(.31)	.33	(.63)	14.98	2.21	56		1.59		1.59		4.19
Year ended 7/31/2002		15.35	.71	(.08)	.63	(.70)	15.28	4.22	28		1.59		1.59		4.53
Period from 3/15/2001 to 7/31/2001		15.11	.25	.25	.50	(.26)	15.35	3.34	4.59				.59		1.75
Class F:
Six months ended 1/31/2006	(5)	15.61	.34	(.05)	.29	(.34)	15.56	1.86	101.74			(6)	.70	(6)	4.29	(6)
Year ended 7/31/2005		15.23	.67	.37	1.04	(.66)	15.61	6.95	86.79				.76		4.29
Year ended 7/31/2004		14.98	.70	.24	.94	(.69)	15.23	6.35	46.82				.82		4.55
Year ended 7/31/2003		15.28	.76	(.31)	.45	(.75)	14.98	2.96	24.85				.85		4.91
Year ended 7/31/2002		15.35	.82	(.08)	.74	(.81)	15.28	4.96	13.88				.88		5.26
Period from 3/19/2001 to 7/31/2001		15.12	.26	.25	.51	(.28)	15.35	3.43	1.35				.35		1.88
Class R-5:
Six months ended 1/31/2006	(5)	15.61	.36	(.05)	.31	(.36)	15.56	1.98	21.49			(6)	.46	(6)	4.55	(6)
Year ended 7/31/2005		15.23	.72	.37	1.09	(.71)	15.61	7.27	22.48				.46		4.62
Year ended 7/31/2004		14.98	.75	.24	.99	(.74)	15.23	6.68	27.51				.51		4.90
Year ended 7/31/2003		15.28	.80	(.31)	.49	(.79)	14.98	3.29	14.53				.53		5.19
Period from 7/15/2002 to 7/31/2002		15.30	.03	(.02)	.01	(.03)	15.28	.09	4.02				.02		.23

	Six months ended January 31,	Year ended July 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	7%	10%	6%	7%	12%	18%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005, through January 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning/ account value 8/1/2005	Ending account value 1/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,018.65	$3.51	.69%
Class A -- assumed 5% return	1,000.00	1,021.73	3.52	.69
Class B -- actual return	1,000.00	1,015.12	7.06	1.39
Class B -- assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class C -- actual return	1,000.00	1,014.62	7.26	1.43
Class C -- assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class F -- actual return	1,000.00	1,018.56	3.56	.70
Class F -- assumed 5% return	1,000.00	1,021.68	3.57	.70
Class R-5 -- actual return	1,000.00	1,019.77	2.34	.46
Class R-5 -- assumed 5% return	1,000.00	1,022.89	2.35	.46

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American High-Income Municipal Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.70 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.74 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.01 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2006, portfolio of American High-Income Municipal Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Municipal Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
> American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds                Capital Research and Management            Capital International             Capital Guardian             Capital Bank and Trust

Lit. No. MFGESR-940-0306P

Litho in USA CGD/PNL/8075-S4896

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

American High-Income Municipal Bond Fund®
Investment portfolio

January 31, 2006
unaudited

Bonds & notes — 95.63%	Principal amount (000)	Market value (000)

ALABAMA — 0.56%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009	$2,215	$2,304
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.75% 2017	2,000	1,972
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031	4,750	2,380
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	3,000	3,227
		9,883

ALASKA — 1.13%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2010	1,775	1,893
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.60% 2010	1,000	1,053
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022	1,340	1,400
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	7,625	7,773
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25% 2012	1,420	1,512
Student Loan Corp., Educational Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2013	1,500	1,593
Student Loan Corp., Educational Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014	1,500	1,596
Student Loan Corp., Educational Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2017	3,000	3,171
		19,991

ARIZONA — 0.31%
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027	3,600	3,719
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds, Series 1999-A-1, AMT, 5.45% 2011	1,675	1,786
		5,505

ARKANSAS — 0.33%
Washington County, Hospital Rev. Construction Bonds (Washington Regional Medical Center), Series 2005-A, 5.00% 2035	1,500	1,504
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2013	2,465	2,575
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2019	1,635	1,683
		5,762

CALIFORNIA — 11.21%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.80% 2011	1,330	1,402
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Association), Series 2001-A, 6.125% 2020	3,000	3,255
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Association), Series 2003-C, 5.375% 2021	1,500	1,581
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	1,650	1,686
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	3,500	3,589
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018	1,000	1,017
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,075
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2011	1,760	1,861
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	1,000	1,101
Community Facs. Dist. No. 2002-1 of the City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,250	1,212
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 2005-B, AMT, 5.00% 2027	1,250	1,270
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,003
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillion Otay Ranch Village Seven), Series 2005, 5.25% 2030	2,135	2,142
City of Chula Vista, Community Facs. Dist. No. 97-3, Special Tax Bonds (Otay Ranch McMillin Spa One), Series 1999, 6.05% 2029	1,415	1,556
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2010	700	732
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2015	995	1,048
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	990	1,039
County of El Dorado, Community Facs. Dist. No. 2005-1 (Blackstone), Special Tax Bonds, 5.25% 2035	1,000	995
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	3,000	3,253
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,102
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,106
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	2,000	2,098
G.O. Ref. Bonds 5.00% 2015	8,000	8,636
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	1,000	1,015
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	4,200	4,590
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	165	172
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	1,835	1,879
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	1,500	1,584
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	1,000	1,042
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.00% 2017	1,000	1,011
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2020	1,100	1,107
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,049
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.25% 2028	1,750	1,756
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033	5,000	5,357
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2004, 6.00% 2034	2,250	2,387
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	3,000	3,124
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013	2,500	2,701
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	1,000	1,068
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	3,000	3,215
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project), Series 1997-E, AMT, 6.00% 2017	500	516
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2025 (preref. 2010)	1,000	1,115
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.00% 2017	1,000	1,015
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,526
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	993
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,201
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,062
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	1,000	996
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	2,000	2,137
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	3,000	2,927
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	2,000	1,997
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	2,067
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	3,000	3,066
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)	1,000	1,025
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015	2,800	3,027
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2015	3,225	3,536
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2018	1,000	1,094
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	2,500	2,637
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville), Series 2004-E, 3.00% 2006	1,000	999
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	1,000	1,069
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2017	2,500	2,662
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2015	2,120	2,228
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2016	2,225	2,323
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2017	2,335	2,429
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2023	1,040	1,031
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.70% 2024	1,000	1,021
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	2,000	2,042
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	979
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2028	1,500	1,603
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	2,000	2,126
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.125% 2014	250	260
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	516
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	1,079
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2012	1,490	1,584
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2014	1,650	1,762
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.00% 2009	995	1,027
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	995	1,027
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project), Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)	5,000	5,029
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.50% 2011[1]	1,000	999
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[1]	3,000	3,008
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[1]	2,700	2,688
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,038
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	1,000	1,010
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	7,000	7,134
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	5,000	5,168
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	1,000	1,005
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	4,600	4,463
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003, 6.00% 2033	2,410	2,532
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	2,390	2,562
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.80% 2026	1,000	1,041
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.90% 2034	2,500	2,603
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009	940	980
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028 (preref. 2011)	500	535
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027	970	989
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2008	460	462
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2009	480	482
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	2,000	2,221
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	2,500	2,828
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016 (preref. 2012)	1,500	1,707
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014	3,000	3,394
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2015 (preref. 2012)	1,500	1,718
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,117
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033	1,000	1,041
		198,274

COLORADO — 3.83%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,041
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011	1,000	1,053
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	1,500	1,582
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,500	3,713
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.20% 2012	1,000	1,018
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.45% 2021	2,000	2,022
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A, 5.375% 2010	1,000	1,050
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.25% 2021	2,095	2,191
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2008	1,880	1,936
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	1,078
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,368
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,189
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,523
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,143
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	10,823
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	1,000	1,120
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	1,830	1,954
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-2, AMT, 7.00% 2026	65	66
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	9,350
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2005, 8.125% 2025	5,000	4,987
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds,
Series 2001, 7.75% 2026	3,000	3,183
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031	1,000	1,055
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	7,470	7,837
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031	4,110	4,346
		67,628

CONNECTICUT — 2.26%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,458
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-B, AMT, 5.95% 2028	1,500	1,587
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program), Series 2005-A, AMT, MBIA insured, 4.25% 2019	1,000	992
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program), Series 2005-A, AMT, MBIA insured, 4.375% 2016	2,500	2,541
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011[1]	6,590	6,811
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[1]	3,470	3,639
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009[1]	1,000	1,049
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018[1]	3,000	3,113
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.00% 2016	6,100	6,555
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2021	3,000	3,237
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2031	2,000	2,145
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	5,000	5,007
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.50% 2013	1,680	1,784
		39,918

DISTRICT OF COLUMBIA — 0.50%
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds
(Georgetown University Hospital and Washington Hospital Center Projects), Series 2001-C, 6.80% 2031 (preref. 2006)	1,500	1,502
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds
(Georgetown University Hospital and Washington Hospital Center Projects), Series 2001-D, 6.875% 2031 (preref. 2007)	2,000	2,072
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2004-B, AMT, FSA insured, 5.00% 2034	5,175	5,278
		8,852

FLORIDA — 12.93%
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	2,000	2,007
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,750	1,759
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.00% 2014	745	815
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.25% 2033	2,205	2,377
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project), Series 2001-A, 5.50% 2008	1,600	1,683
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	5,400	5,972
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-B, 7.625% 2032 (put 2009)	2,500	2,610
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	3,890	3,989
Charlotte County, Tern Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-B, 5.00% 2015	3,000	2,983
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036	5,500	5,496
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	845	847
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,901
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,077
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	2,000	2,160
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2014	1,000	1,085
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007	170	171
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009	935	944
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031	985	1,063
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project), Series 2003-B, 5.50% 2010	900	904
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2004-B, 5.00% 2009	3,985	3,998
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	950	1,034
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	300	304
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008	865	866
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	2,335	2,366
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,450	4,829
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2005, 5.60% 2036	1,300	1,305
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2002-B, 5.40% 2008	1,690	1,698
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006	150	151
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011	2,000	2,115
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2012	1,365	1,447
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2013	3,535	3,723
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.25% 2023	2,500	2,603
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2016	1,200	1,270
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2018	2,000	2,101
Hillsborough County Aviation Auth., Rev. Ref. Bonds, Series 2003-D, AMT, MBIA insured, 5.50% 2012	2,520	2,745
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2012	1,000	1,056
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2013	1,500	1,584
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2018	3,795	3,939
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009	3,500	3,512
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-A, 7.40% 2032	850	929
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-B, 6.40% 2011	350	355
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-B, 5.40% 2008	1,270	1,276
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.60% 2037	930	932
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,515	3,511
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	1,000	1,000
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	3,000	3,009
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds,
Series 2000-B, 7.00% 2010	870	876
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017	2,500	2,569
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2007	1,000	1,017
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2009	1,800	1,870
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021	3,800	3,891
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029	1,250	1,265
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2011	500	525
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013	1,410	1,470
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015	500	520
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009	1,500	1,582
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.625% 2013	4,000	4,287
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,940	3,204
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,870	5,237
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2001-A, 6.85% 2033	2,200	2,356
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.25% 2007	230	231
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	2,565	2,572
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2009	595	597
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	1,200	1,205
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	2,000	2,080
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)	2,000	1,988
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-D, AMT, MBIA insured, 5.25% 2014	1,000	1,074
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	4,205
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2020	4,000	4,173
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)	1,000	1,056
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project), Series 2004-B, 6.50% 2037	2,000	2,165
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-A, 5.50% 2036	6,000	6,078
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project), Series 1997, 7.00% 2019	2,480	2,540
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	4,000	3,983
North Springs Improvement Dist., Special Assessment Bonds (Parkland Isles Project), Series 1997-A, 7.00% 2019	1,000	1,024
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A), Series 1996-A, 6.80% 2006 (escrowed to maturity)	185	188
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A), Series 1996-A, 7.30% 2027 (preref. 2006)	1,500	1,558
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 5.85% 2013 (preref. 2009)	705	746
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,250	3,281
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020	3,230	3,323
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,995	2,001
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,600	3,594
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,455	2,654
River Hall Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2005, 5.45% 2036	4,500	4,513
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013 (put 2006)	2,785	2,808
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	1,000	1,019
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,895	4,267
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010	155	155
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.875% 2023	1,000	1,083
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.95% 2033	1,000	1,067
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	1,000	999
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	3,000	3,087
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	2,000	2,055
Tuscany Reserve Community Dev. Dist. Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,300	1,318
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,740	5,768
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,410	3,685
Urban Orlando Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	1,000	1,074
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	1,000	1,056
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	355	362
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2008	760	763
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	175	176
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.35% 2015	2,640	2,671
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	8,000	8,166
		228,578

GEORGIA — 1.14%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	3,500	3,613
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	1,000	1,078
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	5,000	5,414
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016	1,750	1,804
Dev. Auth. of Cartersville, Sewage Facs. Rev. Ref. Bonds (Anheuser-Busch Project), Series 1997, AMT, 5.625% 2009	2,250	2,367
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2015	1,000	1,037
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.25% 2019	2,750	2,880
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 6.00% 2012	1,790	1,956
		20,149

IDAHO — 1.27%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1997-H-2, AMT, 5.40% 2010	370	372
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1997-I-2, AMT, 5.55% 2010	220	221
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011	300	301
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	460	464
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013	485	490
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014	260	266
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	1,930	1,971
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	1,425	1,462
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021	1,550	1,581
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	1,395	1,451
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	1,155	1,191
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	1,030	1,048
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	955	931
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	1,560	1,599
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	1,380	1,371
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024	2,205	2,274
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025	2,000	1,998
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	1,000	983
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2005-D, Class III, AMT, 4.90% 2026	1,235	1,233
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2005-F, Class III, AMT, 5.00% 2026	1,195	1,210
		22,417

ILLINOIS — 6.28%
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,624
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	1,000	1,116
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, AMT, FSA insured, 5.50% 2015	2,000	2,135
City of Chicago, O’Hare International Airport, Second Lien Passenger Fac. Charge Rev. Bonds,
Series 2001-C, AMT, AMBAC insured, 5.50% 2015	4,030	4,302
City of Chicago, O’Hare International Airport, Second Lien Passenger Fac. Charge Rev. Bonds,
Series 2001-E, AMT, AMBAC insured, 5.50% 2016	2,340	2,498
City of Chicago, O’Hare International Airport, Special Facs. Rev. Ref. Bonds (United Air Lines, Inc. Project), Series 1999-B, AMT, 5.20% 2011[3]	2,500	494
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032	2,000	2,166
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 1997, AMT, 5.05% 2010	5,035	5,206
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005, AMT, 5.05% 2029	2,000	1,981
Educational Facs. Auth., Adjustable Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,790	1,801
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	1,215	1,247
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.00% 2022	1,000	1,080
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030	6,000	6,528
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2034	3,000	3,081
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.625% 2017	2,500	2,790
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	2,500	2,511
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)	1,500	1,484
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,345
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011	1,000	1,051
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2012	2,000	2,107
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2014	1,000	1,056
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,785	1,880
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 5.75% 2014	750	758
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020	1,000	1,017
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	2,500	2,591
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011	2,500	2,648
Fin. Auth., Taxable Demand Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	2,250	2,257
Fin. Auth., Taxable Demand Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	9,028
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	295	302
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028 (preref. 2009)	705	744
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,548
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	514
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008	1,000	1,040
Health Facs. Auth., Rev. Bonds (Decatur Memorial Hospital), Series 2001, 6.25% 2017	5,000	5,567
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2017	1,500	1,620
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	2,000	2,092
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031	1,500	1,616
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	1,500	1,657
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022	3,000	3,193
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033	5,700	6,195
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011	110	115
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011 (preref. 2007)	390	411
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	435	452
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	1,565	1,652
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019	1,000	1,002
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023 (preref. 2006)	3,130	3,254
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 0%/5.90% 2027[2]	4,500	4,124
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,964
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood Creek Project), Series 2001, 7.75% 2030	3,861	4,265
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource Recovery Partners, LP Projects), Series 1999-A, AMT, 8.375% 2016[3]	3,950	8
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource Recovery Partners, LP Projects), Series 1999-B, AMT, 8.375% 2016[3]	1,545	3
		111,120

INDIANA — 1.95%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	1,038
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	3,000	2,445
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	2,000	1,995
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	2,805	3,011
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2008	1,325	1,373
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2019	3,450	3,598
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2009	2,305	2,451
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,000	1,085
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,000	1,081
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[3]	3,198	572
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	11,000	11,503
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2004-I, AMT, MBIA insured, 5.25% 2014	2,000	2,141
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	2,000	2,237
		34,530

IOWA — 1.41%
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	2,000	2,208
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019	9,585	9,724
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	9,870	9,783
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	1,000	1,096
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	2,000	2,191
		25,002

KANSAS — 0.71%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032	1,000	1,078
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), 2nd Lien Series 2005, 4.75% 2016	11,250	11,502
		12,580

KENTUCKY — 1.10%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	2,500	2,688
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008	1,000	1,016
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.80% 2012	1,000	1,006
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	6,982
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp. Project — Temple-Inland Inc.), Series 1992, AMT, 6.90% 2022	7,000	7,735
		19,427

LOUISIANA — 1.85%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)	1,850	1,954
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	5,000	5,014
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,500	2,595
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,125	16,506
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project), Series 2003, AMT, 7.45% 2024	6,000	6,618
		32,687

MAINE — 0.45%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	3,000	2,947
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	950	1,047
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,000	2,206
State Housing Auth., Mortgage Purchase Bonds, Series 2000-C, AMT, 5.95% 2020	1,700	1,771
		7,971

MARYLAND — 1.62%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,710	2,735
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,000	2,017
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,000	1,134
Baltimore Convention Center, Hotel Rev. Bonds (Baltimore Convention Center Hotel), Series B, 5.875% 2039	1,500	1,562
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,000	1,203
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,500	3,686
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	3,000	3,131
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,000	1,046
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2012	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	2,000	2,107
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	2,590	2,884
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, 5.75% 2029	1,000	1,036
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,940
Prince George’s County, Special Obligation Bonds (Woodview Village Phase II Subdistrict), Series 2002, 7.00% 2032	1,959	2,104
		28,684

MASSACHUSETTS — 1.11%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project), Series 1999-B, AMT, 6.90% 2029 (put 2009)	1,000	1,089
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017	5,000	5,676
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,000	1,104
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007	5,250	5,288
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998-A, AMT, 5.30% 2009	6,300	6,429
		19,586

MICHIGAN — 3.95%
Certs. of Part. (New Center Dev. Inc.), MBIA insured, 5.375% 2016 (preref. 2011)	2,380	2,585
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	3,500	3,690
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC insured, 5.50% 2013	3,000	3,239
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027 (preref. 2012)	2,000	2,288
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	2,000	2,249
Econ. Dev. Corp. of the County of Midland, Pollution Control Limited Obligation Rev. Ref. Bonds
(Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009	16,865	16,627
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 1998-A, 5.00% 2008	2,030	2,042
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,000	1,000
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	3,250	3,085
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017	460	442
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018	480	462
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.125% 2019	225	216
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014	405	405
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016	445	471
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	5,050
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.125% 2018	1,550	1,501
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	440	439
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	1,000	1,015
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2013	1,000	1,080
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016	2,500	2,685
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006	495	495
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	1,000	1,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,583
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.30% 2016	2,110	2,181
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2010	1,330	1,390
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2014	1,600	1,683
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2015	1,710	1,789
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	2,425	2,518
Strategic Fund, Limited Obligation Rev. Bonds (United Waste Systems, Inc. Project), Series 1995, 5.20% 2010	4,250	4,425
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)	1,000	991
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Dow Chemical Co. Project),
Series 2003-A, AMT, 5.50% 2028 (put 2013)	1,080	1,149
		69,775

MINNESOTA — 0.07%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2009	1,250	1,312

MISSISSIPPI — 0.19%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018	1,000	1,134
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	2,000	2,224
		3,358

MISSOURI — 0.36%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.25% 2012	2,515	2,701
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,587
		6,288

MONTANA — 0.09%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),
Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)	1,500	1,550

NEBRASKA — 0.03%
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012	653	493
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012	7,943	119
		612

NEVADA — 3.40%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	2,000	1,949
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.00% 2009	2,330	2,415
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019	10,835	11,666
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.125% 2011	1,015	1,055
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.40% 2014	1,225	1,275
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.50% 2015	975	1,016
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.875% 2021	2,495	2,603
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,000	1,037
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	1,000	1,037
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	3,375	3,513
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026	1,550	1,586
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	450	471
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020	245	271
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,755	1,995
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.10% 2012	980	1,010
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.55% 2017	2,920	3,011
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,145	1,146
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,435	1,434
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	1,645	1,698
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	965	998
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2014	735	751
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	1,000	1,007
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	160	162
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013	265	269
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,180	2,256
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.40% 2015	1,385	1,436
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.75% 2021	1,970	2,046
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds, Series 2002, 6.125% 2017	2,685	2,782
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds, Series 2002, 6.40% 2022	2,970	3,080
Washoe County, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Project), Series 2001, AMT, 5.00% 2036 (put 2009)	5,000	5,059
		60,034

NEW HAMPSHIRE — 0.19%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of New Hampshire Project), Series 1992-D, AMT, 6.00% 2021	2,000	2,089
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,061
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012	130	135
		3,285

NEW JERSEY — 3.81%
Certs. of Part., Series 2004-A, 5.00% 2012	1,500	1,591
Certs. of Part., Series 2004-A, 5.00% 2013	7,000	7,442
Certs. of Part., Series 2004-A, 5.00% 2014	5,500	5,866
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	4,500	4,888
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,999
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	2,750	3,035
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	3,750	4,443
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018	1,000	1,018
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2028	1,500	1,506
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.10% 2008	1,250	1,261
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.20% 2009	1,000	1,014
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.30% 2010	1,000	1,021
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	1,000	1,014
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	1,000	1,007
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
Series 1996-A, 8.50% 2016 (preref. 2006)	1,000	1,058
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
Series 1996-A, 8.625% 2025 (preref. 2006)	3,000	3,176
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-A, 7.25% 2031	2,250	2,440
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-B, 5.50% 2006	1,345	1,346
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030	9,000	10,140
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	5,000	4,641
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	1,907
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	1,510	1,514
		67,327

NEW MEXICO — 0.57%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	2,080	2,108
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	5,245	5,273
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	2,500	2,637
		10,018

NEW YORK — 8.62%
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project), Series 2004, 4.00% 2008	1,410	1,415
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project), Series 2004, 4.00% 2009	1,000	1,003
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,930	2,019
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	2,000	2,117
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	13,500	14,550
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	4,000	4,487
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006	1,000	1,018
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,042
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009	800	832
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	5,000	5,404
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,623
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	1,000	1,087
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014	1,000	1,096
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	2,000	2,124
City of New York, G.O. Bonds, Fiscal 1998 Series B, 5.25% 2010	1,000	1,034
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2009	2,510	2,630
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	3,000	3,246
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	1,720	1,816
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	7,500	8,026
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	5,000	5,177
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	5,000	5,329
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,131
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017	2,500	2,653
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,000	2,130
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	2,475	2,723
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	13,000	13,573
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	8,952
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 1997, AMT, 6.20% 2022	2,835	3,013
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	3,000	3,102
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	7,000	7,441
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Association, LP Project), Series 2005, AMT, 5.00% 2013	3,000	3,124
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Association, LP Project), Series 2005, AMT, 5.50% 2014	1,535	1,649
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Association, LP Project), Series 2005, AMT, 5.50% 2016	2,000	2,163
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[2]	4,600	4,925
City University of New York, Certs. of Part. (John Jay College of Criminal Justice Project), 6.00% 2006	1,475	1,496
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project), Series 1998, AMT, 6.80% 2014	1,500	1,567
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 119, AMT, FGIC insured, 5.00% 2006	3,000	3,032
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009	4,525	4,738
Port Auth. of New York and New Jersey, Special Project Bonds (KIAC Partners Project), Series 4, AMT, 6.75% 2011	4,000	4,052
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,239
Town of Hempstead Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Hofstra University Civic Fac.), Series 2003, 5.25% 2019	550	582
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2014	2,000	2,207
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	4,000	4,227
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)	2,500	2,697
		152,491

NORTH CAROLINA — 1.27%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,170
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	3,950	4,219
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	1,000	1,063
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007	1,500	1,550
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010	2,000	2,105
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	1,000	1,056
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	2,000	2,111
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	1,000	1,100
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,118
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	1,500	1,594
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	1,750	1,910
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020	1,000	1,096
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	1,250	1,355
		22,447

NORTH DAKOTA — 0.02%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018	365	372

OHIO — 1.18%
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,500	1,300
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.95% 2037 (put 2015)	1,060	1,111
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	3,250	3,426
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.20% 2014	1,340	1,336
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.30% 2015	1,445	1,444
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,075	1,165
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
Series 2001-A, 5.25% 2008	1,000	1,043
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
Series 2001-A, 5.25% 2010	1,000	1,064
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2018 (preref. 2010)	1,000	1,131
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,131
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022	1,000	1,090
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030	1,750	1,896
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A, AMT, 5.875% 2020	3,700	3,737
		20,874

OKLAHOMA — 0.51%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.40% 2017	2,710	2,782
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.75% 2030	6,050	6,225
		9,007

OREGON — 0.06%
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2015	970	1,026

PENNSYLVANIA — 1.48%
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.10% 2014	1,000	1,039
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	2,250	2,326
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 5.10% 2027	1,500	1,506
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital), Series 1997, 5.70% 2009	1,000	1,027
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA-CBI insured, 5.70% 2009	825	852
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	2,092
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	3,000	3,145
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017	4,000	4,139
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement LifeCommunities, Inc. Obligated Group), Series 1996-A, 5.875% 2022	1,000	1,030
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.30% 2007	1,145	1,157
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	1,000	1,024
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,233
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	800	818
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Rev. Bonds, Series 2000-B, 8.125% 2030 (preref. 2010)	4,000	4,744
		26,132

PUERTO RICO — 0.70%
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,500	1,631
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	8,000	8,708
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	2,000	2,053
		12,392

RHODE ISLAND — 0.25%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021	1,000	1,105
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.50% 2032	3,000	3,295
		4,400

SOUTH CAROLINA — 1.49%
Georgetown County, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects), Series 2002-A, 5.70% 2014	2,500	2,650
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 1999-A, 5.125% 2012	1,000	1,026
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.00% 2013	2,040	2,282
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034	395	443
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	3,105	3,599
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	1,345	1,439
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,148
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	5,500	5,798
York County Pollution Control Facs., Rev. Bonds (Bowater Inc. Project), Series 1990, AMT, 7.625% 2006	3,000	3,007
		26,392

SOUTH DAKOTA — 0.44%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	7,500	7,818

TENNESSEE — 2.03%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013	1,000	1,141
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2002, AMT, MBIA insured, 5.50% 2010	1,500	1,613
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	1,085	1,145
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
Series 2003, AMT, 4.50% 2014	1,000	994
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds (Saturn Corp. Project), Series 1994, 6.50% 2024	4,500	3,854
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project), Series 2005-A, 5.00% 2015	3,345	3,418
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project), Series 2005-B, 5.50% 2020	570	573
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,120	1,276
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,880	2,142
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	11,000	11,340
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022	730	805
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,400
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	2,000	2,294
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2015 (preref. 2012)	1,520	1,788
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	2,109
		35,892

TEXAS — 6.72%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,316
Dallas-Fort Worth International Airport Fac. Improvement Corporation., American Airlines, Inc. Rev. Ref. Bonds, Series 2000-A, AMT, 9.125% 2029	5,000	5,047
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, AMT, 5.375% 2015	5,000	5,160
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028	1,000	1,010
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-C, AMT, 5.75% 2036 (put 2011)	9,745	10,320
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project),
Series 2003-A, AMT, 6.75% 2038 (put 2013)	1,000	1,127
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project), Series 1999-A, 5.375% 2019	3,000	3,064
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-3, AMT, 4.95% 2033 (put 2007)	2,000	2,026
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	7,500	7,713
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.625% 2011	2,000	2,159
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.75% 2015	1,185	1,281
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School Building Bonds,
Series 1998, 5.20% 2018 (preref. 2009)	1,000	1,053
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	2,000	2,065
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	5,100	5,804
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2010	1,500	1,588
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2014	2,915	3,123
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2015	1,000	1,067
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2016	2,385	2,538
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2017	1,500	1,589
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2010	1,710	1,813
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2020 (preref. 2011)	2,850	3,113
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2014 (preref. 2011)	1,500	1,648
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2017 (preref. 2012)	1,045	1,153
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	2,000	2,126
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	1,000	1,060
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	1,155	1,237
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,355
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012	1,000	1,044
City of Houston, Airport System Rev. Bonds, Series 2002-A, AMT, FSA insured, 5.625% 2018	1,825	1,970
City of Houston, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2015	2,855	3,048
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2021	3,950	3,927
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2029	2,525	2,499
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Comm., Inc.), Series 2004-A, 7.125% 2034	5,000	5,491
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009	5,250	5,481
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	2,645	2,826
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	5,675	6,010
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	794
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	2,000	2,082
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016	1,000	1,087
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2005, AMT, FSA insured, 5.25% 2011	1,000	1,061
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	1,500	1,620
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2019	2,500	2,584
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.25% 2022	2,000	2,101
Travis County Health Facs. Dev. Corporation, Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.65% 2035	1,600	1,569
		118,749

UTAH — 1.30%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E, AMT, 5.20% 2018	1,935	1,953
Housing Corp., Single-family Mortgage Bonds, Series 2001-F, AMT, 4.95% 2018	1,615	1,619
Housing Corp., Single-family Mortgage Bonds, Series 2002-A, Class III, AMT, 5.30% 2018	815	827
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	2,920	3,024
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	1,230	1,266
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	3,340	3,360
Housing Corp., Single-family Mortgage Bonds, Series 2002-F, AMT, 4.625% 2019	2,100	2,088
Housing Corp., Single-family Mortgage Bonds, Series 2002-G, AMT, 4.875% 2019	1,640	1,636
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	1,570	1,584
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	890	903
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	990	980
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1999 Issue D, AMT, 5.60% 2013	75	76
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010	155	156
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	180	181
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012	320	321
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	290	292
Mountain Regional Water Special Service Dist. Summit County, Special Assessment Bonds
(Special Improvement Dist. No. 2002-1), Series 2003, 6.25% 2008	1,500	1,516
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.00% 2022	1,100	1,119
		22,901

VIRGIN ISLANDS — 0.12%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2008	1,000	1,047
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	1,084
		2,131

VIRGINIA — 1.59%
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	7,755	8,522
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012	1,500	1,607
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029	4,105	4,458
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	911	956
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds
(Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,099
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	3,980	4,191
Prince William County Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,958	2,079
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2001-A, 5.25% 2006	1,950	1,970
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2011	1,085	1,153
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 5.00% 2021	1,125	1,133
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026	1,000	1,016
		28,184

WASHINGTON — 1.01%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	2,000	2,239
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	6,035	6,522
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
Series 2001, AMBAC insured, 5.375% 2012	1,500	1,628
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2013	1,250	1,320
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2014	1,265	1,338
Port of Seattle, Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012	1,000	1,082
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011	1,500	1,572
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010	1,000	1,066
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT, MBIA insured, 5.00% 2012	1,000	1,053
		17,820

WISCONSIN — 1.36%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	787
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	1,500	1,611
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	12,650	13,410
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013	1,000	1,072
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	510	529
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2012	1,110	1,170
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2013	1,165	1,229
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project),
Series 1997, AMT, 7.75% 2022	5,100	3,751
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project),
Series 1997, AMT, 8.125% 2022[1]	745	568
		24,127

Multi-state — 0.87%
GMAC Municipal Mortgage Trust, Series A-1-3, AMT, 5.30% 2039 (put 2019)[1]	2,000	2,071
GMAC Municipal Mortgage Trust, Rev. Bonds, Series A-2, AMT, 4.80% 2040 (put 2015)[1]	1,000	1,005
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% (undated)[1]	4,000	4,057
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[1]	2,000	2,162
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[1]	4,000	4,089
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[1]	2,000	2,057
		15,441

Total bonds & notes (cost: $1,641,738,000)		1,690,699

Short-term securities — 3.13%

Alabama Industrial Dev. Board of the City of Decatur, Solid Waste Disposal Rev. Bonds (Amoco Chemical Company Project), Series 1995, 3.16% 2025[4,5]	1,800	1,800
Idaho, Tax Anticipation Notes, Series 2005, 4.00% 6/30/2006	5,150	5,165
Will County, Illinois, Exempt Fac. Industrial Rev. Bonds (BP Amoco Chemical Co. Project),
Series 2003, AMT, 3.16% 2033[4]	1,000	1,000
State of Louisiana, Parish of Plaquemines, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1994, AMT, 3.16% 2024[4]	800	800
State of Ohio, Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1999, AMT, 3.16% 2034[4]	1,200	1,200
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2006-A, 4.00% 6/23/2006	17,000	17,048
New Jersey Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2005-O, AMT, 3.07% 2026[4]	5,200	5,200
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006	15,000	15,048
New York State Housing Fin. Agcy., 1500 Lexington Avenue Housing Rev. Bonds,
Series 2002-A, AMT, FANNIE MAE insured, 3.07% 2034[4]	2,700	2,700
State of North Carolina, Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds (Westmoreland-Hadson Partners Roanoke Valley Project), Series 1991, AMT, 3.12% 2019[4]	2,200	2,200
Berkeley County, South Carolina, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project), Series 1997, AMT, 3.16% 2027[4]	1,350	1,350
Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1997, AMT, 3.17% 2027[4]	1,200	1,200
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Bonds (Amoco Oil Co. Project), Series 1993, AMT, 3.16% 2023[4]	700	700

Total short-term securities (cost: $55,490,000)		55,411

Total investment securities (cost: $1,697,228,000)		1,746,110
Other assets less liabilities		21,911

Net assets		$1,768,021

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $37,316,000, which represented 2.11% of the net assets of the fund.
2 Step bond; coupon rate will increase at a later date.
3 Company not making scheduled interest payments; bankruptcy proceedings pending.
4 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

MFGEFP-940-0306-S4529

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and PEO

Date: April 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and PEO

Date: April 10, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: April 10, 2006